Capital commitments (Tables)	6 Months Ended
Jun. 30, 2021
Contractual Capital Commitments [Abstract]
Summary of capital commitments

		As at	As at	As at
		Jun	Jun	Dec
		2021	2020	2020
	US Dollar million	Unaudited	Unaudited	Audited

	Orders placed and outstanding on capital contracts at the prevailing rate of exchange (1)	217	138	120

(1)	Includes the group's attributable share of capital commitments relating to associates and joint ventures and nil (Jun 2020: $7m, Dec 2020: nil) relating to discontinued operations.